Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Loan Balances Outstanding

The loan balances outstanding for the year ended December 31, 2025, and 2024 are as follows:

	2025	2024
Related party loan—José Mário(i)	-	1,078
Total loans from related parties	-	1,078

(i)	On August 14, 2024, Nuvini S.A. entered into a loan agreement with Jose Mario, the Company’s Chief Operating Officer, in the principal amount of R$1.0 million with an interest equivalent to the SELIC rate plus rate of 10% per annum, and a 5% penalty on the value of the agreement if the loan payments become overdue. The loan agreement also provides for the right of conversion into shares for the value of the loan on the conversion date plus a 20% premium, at the discretion of lender. This loan was settled and paid during the year ended December 31, 2025.

Schedule of Key Management Compensation

Key management compensation for the years ended December 31, 2025, 2024 and 2023 is summarized as follows:

	2025	2024	2023
Short-term compensation (including salary)	6,438	93	434
Short-term employee benefits	-	48	72
Termination benefits	-	-	62
Share-based compensation	14,952	17,134	16,685
Total	21,390	17,275	17,253